Restructuring (Tables) - Hman Group holdings Inc and subsidiaries	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Summary of charges incurred for restructuring

	Year Ended	Year Ended	Year Ended
	December 26, 2020	December 28, 2019	December 29, 2018
Facility consolidation(1)
Inventory valuation adjustments	$596	$3,799	$8,694
Labor expense	682	1,751	503
Consulting and legal fees	192	225	314
Other expense	1,118	2,126	116
Rent and related charges	1,535	584	—
Gain on sale of building	—	—	(6,104)
Severance	707	617	—
Exit of certain lines of business(2)
Inventory valuation adjustments	—	535	1,152
Gain on disposal of assets	—	(458)	837
Severance	—	—	2,749
Other expense	—	488	—
Total	$4,830	$9,667	$8,261
(1)	Facility consolidation includes inventory valuation adjustments associated with SKU rationalization, labor expense related to organizing inventory and equipment in preparation for the facility consolidation, consulting and legal fees related to the project, and other expenses. The labor, consulting, and legal expenses were included in selling, general and administrative expense (“SG&A”) on the Consolidated Statement of Comprehensive Loss. The inventory valuation adjustments were included in cost of sales on the Consolidated Statement of Comprehensive Loss.
(2)	As part of the restructuring, the Company is exiting a manufacturing business line. Related charges included adjustments to write inventory down to net realizable value, asset impairment charges, and employee severance, which were included in cost of sales, other income and expense, and SG&A on the Consolidated Statement of Comprehensive Loss, respectively.

Schedule of roll forward of restructuring reserves

Severance and
related expense
Balance as of December 28, 2019	$1,121
Restructuring Charges	707
Cash Paid	(1,519)
Balance as of December 26, 2020	$309
Restructuring Charges	30
Cash Paid	(281)
Balance as of June 26, 2021	$58

Severance and
related expense
Balance as of December 29, 2018	$1,537
Restructuring Charges	617
Cash Paid	(1,033)
Balance as of December 28, 2019	$1,121
Restructuring Charges	707
Cash Paid	(680)
Balance as of December 26, 2020	$1,148

United States Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Summary of charges incurred for restructuring

	Thirteen Weeks	Thirteen Weeks	Twenty-six Weeks	Twenty-six Weeks
	Ended	Ended	Ended	Ended
	June 26, 2021	June 27, 2020	June 26, 2021	June 27, 2020
Management realignment & integration
Severance	$—	$749	$74	$880
Facility closures
Severance	—	404	—	404
Other	—	29	—	$29
Total	$—	$1,182	$74	$1,313

	Year Ended	Year Ended
	December 26, 2020	December 28, 2019
Management realignment & integration
Severance	$886	$3,820
Inventory valuation adjustments	$—	5,707
Facility closures
Severance	903	—
Inventory valuation adjustments	1,568	—
Other	1,422	—
Total	$4,779	$9,527

Schedule of roll forward of restructuring reserves

Severance and
related expense
Balance as of December 28, 2019	$3,286
Restructuring Charges	1,789
Cash Paid	(4,250)
Balance as of December 26, 2020	$825
Restructuring Charges	74
Cash Paid	(612)
Balance as of June 26, 2021	$287

Severance and
related expense
Balance as of December 29, 2018	$—
Restructuring Charges	3,820
Cash Paid	(534)
Balance as of December 28, 2019	$3,286
Restructuring Charges	1,789
Cash Paid	(3,746)
Balance as of December 26, 2020	$1,329